(Vanguard Small-Cap Value Index Fund Retail) (Vanguard Small-Cap Value Index Fund)	12 Months Ended
Dec. 31, 2012
Vanguard Small-Cap Value Index Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.10%
Vanguard Small-Cap Value Index Fund - Institutional Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.10%
Vanguard Small-Cap Value Index Fund - ETF Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.10%
Vanguard Small-Cap Value Index Fund - Admiral Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.10%